FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2018 and December 31, 2017 are as follows:

		June 30, 2018		December 31, 2017
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	115,877	115,877	246,954	246,954
Restricted cash and short-term deposits	Level 1	171,959	171,959	182,933	182,933
2015 and 2017 Norwegian Bonds (1)	Level 1	400,000	397,751	400,000	392,445
Short and long-term debt — floating (2)	Level 2	875,984	875,984	987,584	987,584
Obligation under capital lease (2)	Level 2	124,569	124,569	128,081	128,081

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	29,514	29,514	11,962	11,962
Interest rate swaps liability (3) (4)	Level 2	674	674	1,618	1,618
Earn-out units liability (5)	Level 2	2,900	2,900	7,400	7,400

(1) This pertains to the 2015 and 2017 Norwegian bonds with a carrying value of $400.0 million (December 31, 2017: $400.0 million) as of June 30, 2018, which are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2018 was $397.8 million (December 31, 2017: $392.4 million), which is 99.4% of their face value (December 31, 2017: 98.1%).

(2) Our short-term and long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. The long-term debt is presented gross of deferred financing cost of $13.9 million as of June 30, 2018 (December 31, 2017: $16.6 million).

(3)  Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4) As of June 30, 2018, we no longer have interest rate swap agreements that are designated as cash flow hedges. The fair value/carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as of December 31, 2017 was $0.1 million (with a notional amount of $72.5 million). This designated interest rate agreement matured in February 2018.

(5) This relates to the Earn Out units issuable in connection with the IDR exchange transaction in October 2016. The fair value of the Earn Out units was determined using a Monte-Carlo simulation method.  This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the earn out units, such that the price of a unit output by the Monte Carlo simulation equaled the price observed in the market.  The method took into account the historical volatility, distribution yield as well as the trading price of common units at the balance sheet date.

Offsetting Assets

	June 30, 2018			December 31, 2017
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	29,514	(536)	28,978	11,962	(1,618)	10,344
Total liability derivatives	674	(536)	138	1,618	(1,618)	—

Offsetting Liabilities

	June 30, 2018			December 31, 2017
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	29,514	(536)	28,978	11,962	(1,618)	10,344
Total liability derivatives	674	(536)	138	1,618	(1,618)	—

Interest Rate Swap Transactions
As of June 30, 2018, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional amount	Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,723,571	2019	to	2026	1.070%	to	2.879%